TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
TRADE AND OTHER RECEIVABLES

NOTE 6 – TRADE AND OTHER RECEIVABLES

A)	Information of accounting policy

The balance of trade receivables represents the unconditional right to receive consideration, meaning that collection is dependent only on the passage of time until payment is due. If collection is expected within one year or less, they are classified as current assets; otherwise, they are classified as non-current assets.

Trade receivables are initially recognized at their transaction price as defined in IFRS 15 - Revenue from contracts with customers, if they do not contain a significant financing component as per IFRS 15. Subsequently, they are measured at amortized cost, using the effective interest rate method, less an allowance for expected credit losses, in accordance with IFRS 9.

B)	Additional information

Set forth below are the composition of other receivables:

			Convenience translation into U.S. dollars
	Year ended December 31,
	2024	2025	2025
	NIS in thousands		in thousands

Government institutions	263	194	61
Advances to suppliers	247	271	85
Tax advances	45	-	-
Prepaid expenses	293	377	118
Other receivables (see note 12a(1))	389	549	172
	1,237	1,391	436

PULSENMORE LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS